Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,274
Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	At maturity	At maturity
Current, Maturity	$ 12	$ 2,135
Banco De Credito E Inversiones [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	At maturity	At maturity
Current, Maturity	$ 97	$ 2,037
Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	At maturity	At maturity
Current, Maturity	$ 13	$ 102
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	122	4,274
Less than 90 Days [Member] | Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12	2,135
Less than 90 Days [Member] | Banco De Credito E Inversiones [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	97	2,037
Less than 90 Days [Member] | Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 13	$ 102